SCHEDULE III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III Real Estate and Accumulated Depreciation
SCHEDULE III
Real Estate and Accumulated Depreciation
December 31, 2012
(dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F	Column G	Column H	Column I
Description	Encumbrances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross Amount at which carried at close of period	Accumulated Depreciation	Date of Construction	Date Acquired	Life on which depreciation in latest income is computed
		Buildings and Land Improvements	Improvements Carrying Costs	Buildings and Land Improvements Total
Real estate owned:
Residential	$—	$225	$13	$238	$(19)	1961	8/26/2010	3 - 27.5 years
Omaha, NE

Residential	—	7,800	3,180	10,980	(1,114)	1978	10/5/2010	3 - 27.5 years
Houston, TX

Residential	—	12,000	1,469	13,469	(654)	1961	8/2/2011	3 - 27.5 years
Philadelphia, PA

Residential	—	8,300	(150)	8,150	(267)	2005	10/21/2011	3 - 27.5 years
Tampa, FL

Residential	—	7,100	1,319	8,419	(265)	1838	6/6/2012	3 - 27.5 years
Dayton, OH

Residential	—	41,025	2,318	43,343	(920)	1966	6/20/2012	3 - 27.5 years
Cincinnati, OH

Residential	—	11,400	6,717	18,117	(1,023)	1982	3/29/2012	3 - 27.5 years
Houston, TX

Residential	—	2,050	11	2,061	(5)	1974	12/6/2012	3 - 27.5 years
Oklahoma City, OK

Residential	—	2,275	4	2,279	(5)	1974	12/7/2012	3 - 27.5 years
Memphis, TN

Residential	—	5,500	11	5,511	—	1978	12/21/2012	3 - 27.5 years
Houston, TX

Residential	—	14,425	20	14,445	—	2000	12/19/2012	3 - 27.5 years
Harris County, TX
	$—	$112,100	$14,912	$127,012	$(4,272)

	Years Ended
	December 31,
	2012	2011
Balance, beginning of the period	$22,016	$8,401
Additions during period:
Acquisitions	93,548	10,789
Improvements, etc.	11,448	2,826
Balance, at close of period	$127,012	$22,016